Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization	Organization
RMR Mortgage Trust (formerly known as RMR Real Estate Income Fund), or we, us, our, or the Trust, is a Maryland statutory trust. We were previously registered under the Investment Company Act of 1940, as amended, or the 1940 Act, as a closed-end management investment company. Our investment objective while we operated as a registered investment company was investing in equity securities of real estate companies.

On January 5, 2021, the Securities and Exchange Commission, or the SEC, issued an order granting our request to deregister as an investment company under the 1940 Act. As a result, the Trust changed its SEC registration to a reporting company under the Securities Exchange Act of 1934, as amended, or the Exchange Act. The issuance of the deregistration order enabled us to proceed with full implementation of our new business mandate to operate as a real estate investment trust, or REIT, that focuses primarily on originating and investing in first mortgage whole loans secured by middle market and transitional commercial real estate, or CRE, or the Business Change.

On April 26, 2021, we and Tremont Mortgage Trust, or TRMT, entered into an Agreement and Plan of Merger, or the Merger Agreement, pursuant to which, on the terms and subject to the satisfaction or waiver of the conditions thereof, TRMT has agreed to merge with and into us, with us continuing as the surviving entity in the merger, or the Merger. Pursuant to the terms and subject to the conditions set forth in the Merger Agreement, at the effective time of the Merger, or the Effective Time, each common share of beneficial interest, $0.01 par value per share, of TRMT, or TRMT Common Shares, issued and outstanding immediately prior to the Effective Time will be converted into the right to receive 0.52, or the Exchange Ratio, of one newly issued common share of beneficial interest, $0.001 par value per share, of us, or the RMRM Common Shares, subject to adjustment as described in the Merger Agreement, with cash paid in lieu of fractional shares. Under the Merger Agreement, the Exchange Ratio is fixed and will not be adjusted to reflect changes in the market price of the RMRM Common Shares or the TRMT Common Shares prior to the Effective Time. Pursuant to the Merger Agreement, at the Effective Time, any unvested TRMT Common Share awards outstanding under TRMT's equity compensation plan generally will be converted into an unvested RMRM Common Share award under our equity compensation plan, subject to substantially similar vesting requirements and other terms and conditions, determined by multiplying the number of unvested TRMT Common Shares subject to such award by the Exchange Ratio (rounded down to the nearest whole number). The Merger and the other transactions contemplated by the Merger Agreement are collectively referred to herein as the Transactions.

Following the consummation of the Merger, the combined company will continue to be managed by our and TRMT’s current manager, Tremont Realty Advisors LLC, or TRA or our Manager, pursuant to the terms of our existing management agreement with TRA. Contemporaneously with the execution of the Merger Agreement, we, TRMT and TRA entered into a letter agreement, or the TRA Letter Agreement, pursuant to which, on the terms and subject to conditions contained therein, we, TRMT and TRA have acknowledged and agreed that, effective upon consummation of the Merger, TRMT shall have terminated its management agreement with TRA, and TRA shall have waived its right to receive payment of the termination fee pursuant to such agreement. In consideration of this waiver, we have agreed that, effective upon consummation of the Merger and the termination of TRMT's management agreement with TRA, certain of the expenses TRA had paid on behalf of TRMT pursuant to such management agreement will be included in the “Termination Fee” under and as defined in our existing management agreement with TRA. The TRA Letter Agreement further provides that such termination by TRMT and waiver by TRA shall apply only in respect of the Merger and will not apply in respect of any competing proposal or superior proposal (as those terms are defined in the Merger Agreement) or to any other transaction or arrangement.

Contemporaneously with the execution of the Merger Agreement, we entered into a voting agreement with TRA, or the Voting Agreement, pursuant to which TRA has agreed to vote all of the TRMT Common Shares which it is entitled to vote in favor of approval of the Merger and the other Transactions to which TRMT is a party at the special meeting of TRMT's shareholders held for that purpose and against any competing acquisition proposal.
Also contemporaneously with the execution of the Merger Agreement, TRMT entered into a voting agreement with Diane Portnoy, pursuant to which Ms. Portnoy has agreed to vote all of our common shares which she is entitled to vote in favor of approval of the Merger Share Issuance at the special meeting of our shareholders held for that purpose and against any competing acquisition proposal.

Note A

1.    Organization

RMR Mortgage Trust (formerly known as RMR Real Estate Income Fund), or we, us, our, or the Trust, was organized as a Delaware statutory trust on December 17, 2008, and was registered under the Investment Company Act of 1940, as amended, or the 1940 Act, as a non-diversified closed end management investment company. At our annual meeting on April 13, 2017, our shareholders approved the redomestication of the Trust from a Delaware statutory trust to a Maryland statutory trust. The redomestication was completed on April 18, 2017, and we then became and continue to be a Maryland statutory trust.

On April 16, 2020, our shareholders approved a change in business from a registered investment company that makes equity investments in real estate companies to a real estate investment trust, or REIT, engaged in the business of originating and investing in first mortgage whole loans secured by middle market and transitional commercial real estate. Our fundamental investment objectives of earning and paying a high level of current income to common shareholders, with capital appreciation as a secondary objective, have been replaced with a non-fundamental primary objective to balance capital preservation with generating attractive risk adjusted returns. Our shareholders also amended our fundamental investment restrictions to permit us to engage in our new business while awaiting deregistration as an investment company and approved our return to non-diversified status under the 1940 Act. On January 5, 2021, the SEC issued an order granting our request to deregister as an investment company under the 1940 Act.

We sold all our legacy portfolio assets in 2020 and during 2020 began originating and investing in commercial mortgage loans within our new investment scope.